Basis of Presentation and Summary of Significant Accounting Policies		4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Line Items]
Basis of Presentation and Summary of Significant Accounting Policies
Note 2 — Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (the “US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).
As of February 25, 2026 the Company had no cash and a working capital deficit of $136,730.
 The Company expects to incur significant costs in pursuit of its acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with
FASB ASC 205-40, “Presentation
of Financial Statements — Going Concern,” the Company lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the date of the issuance of the financial statements. This condition raises substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this uncertainty through the Proposed Offering. There is no assurance that the Company’s plans to raise capital will be successful. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth
companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.
Deferred Offering Costs
The Company complies with the requirements of the ASC
340-10-S99
and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist principally of professional and registration fees that are related to the Proposed Public Offering. Financial Accounting Standards Board (“FASB”) ASC
470-20,
“Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate Proposed Public Offering proceeds from the Public Shares using the residual method. Offering costs allocated to the Class A ordinary shares will be charged to temporary equity and offering costs allocated to the Private Placement Shares will be charged to shareholder’s equity. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.
Net Loss Per Ordinary Share
Net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares subject to forfeiture. At February 25, 2026, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per ordinary share is the same as basic loss per ordinary share for the period presented.

Income Taxes
The Company follows the asset and liability method of accounting for income taxes under FASB ASC Topic 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of February 25, 2026, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The
 Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging.” For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at
each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based
on whether or not net cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
Recent Accounting Pronouncements
In
 November 2023, the FASB issued Accounting Standards Update (“ASU”)
2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU
2023-07
on February 19, 2026, the date of incorporation.
The
 Company’s management does not believe that any recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the accompanying financial statements.

Note 2 — Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited financial statements are presented in conformity with accounting principles generally accepted in the United States of America (the “US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). In the opinion of management, all adjustments consisting of normal recurring adjustments considered necessary for a fair presentation of the financial statements, have been included. Interim results for the three months ended June 30, 2026 and period February 19, 2026 (Inception) through June 30, 2026 are not necessarily indicative of results to be expected for the year. The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s final prospectus in connection with its Initial Public Offering as filed with the SEC on May 20, 2026.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply
with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration s tat
ement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
The
preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of expenses during the periods. Actual results could differ from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $832,812 and did not have any cash equivalents as of June 30, 2026.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a fi nancia
l institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.
Marketable Securities Held in Trust Account
Upon the closing of the Initial Public Offering on May 21, 2026, $75,000,000 was deposited in the Trust Account, to be held in cash or invested in United States government securities within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. As of June 30, 2026, the investments held in the Trust Account amounting to $75,238,468 were all held in U.S. government treasuries.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.
Offering Costs
The Company complies with the requirements of the
ASC 340-10-S99
and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist principally of professional and registration fees that are related to the Initial Public Offering. FASB
ASC 470-20,
“Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applied this guidance and allocated all offering costs to Initial Public Offering proceeds as there are no other instruments issued in the Initial Public Offering. Offering costs allocated to the Public Class A ordinary shares were charged to temporary equity.
Net Income (Loss) Per Ordinary Share
Net income (loss) per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period. At June 30, 2026, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted income (loss) per ordinary share is the same as basic income (loss) per ordinary share for the period presented.

The
 following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2026		Period From February 19, 2026 (Inception) to June 30, 2026
	Class A Subject to Redemption	Class A and B Non-Redeemable	Class A Subject to Redemption	Class A and B Non-Redeemable
Basic net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$37,841	$16,209	$(7,093)	$(4,106)

Denominator:
Weighted-average ordinary shares outstanding	3,379,121	1,447,430	2,329,545	1,348,785

Basic net income (loss) per ordinary share	$0.01	$0.01	$(0.00)	$(0.00)

Inco
me Taxes
The Company follows the asset and liability method of accounting for income taxes under FASB ASC Topic 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of June 30, 2026, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.
Public Shares Subject to Possible Redemption
The
 Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with FASB ASC Topic
480-10-S99,
the Company classifies shares subject to possible redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption value. The change in the carrying value of the shares will result in charges against additional paid-in
capital (to the extent available) and accumulated deficit. Accordingly, as of

June 30, 2026, Public Shares are shares subject to possible redemption and are presented at their redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheet. As of June 30, 2026, the Public Shares, being Class A ordinary shares, subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$75,000,000
Public Shares issuance costs	(3,762,251)
Remeasurement of carrying value to redemption value	4,000,719

Class A ordinary shares subject to possible redemption, June 30, 2026	$75,238,468

Share-based Compensation
The Company records share-based compensation in accordance with FASB ASC Topic 718, “C omp
ensation-Share Compensation” (“ASC 718”), guidance to account for its share-based compensation. It applies a fair value-based method of accounting for an employee share option or similar equity instrument. The Company recognizes all forms of share-based payments at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest. Share-based payments are valued by multiplying the marketable value per Founder Share (defined in Note 4) by the probability of successful closing of an initial Business Combination. Grants of share-based payment awards issued to non-employees
for services rendered have been recorded at the fair value of the share-based payment, which is the more readily determinable value. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service.
Recent Accounting Pronouncements
The Company’s management does not believe that any recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the accompanying financial statements.

OHB Pediatrics Ltd [Member]
Accounting Policies [Line Items]
Basis of Presentation and Summary of Significant Accounting Policies
Note 2. Significant accounting policies and recent accounting pronouncements
Recent accounting pronouncements
Effective January 1, 2025, the Company prospectively adopted Accounting Standards Update (“ASU”)
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
(“ASU
2023-09”),
which requires incremental disaggregation pertaining to the effective tax rate reconciliation and income taxes paid. The adoption did not have a material impact to the Company’s income tax disclosures.
ASU
2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses (“ASU
2024-03”),
requires disaggregation of specific expense categories in the notes to the financial statements and a qualitative description of the remaining expense amounts not separately disaggregated. This standard is effective for annual reporting periods beginning after December 15, 2026, and requires prospective application with the option to apply it retrospectively. The Company intends to adopt this standard for the year ending December 31, 2027. The Company is currently evaluating the potential impact of adopting this standard on its disclosures.
In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity, which amends the guidance for determining the accounting acquirer in certain transactions involving the acquisition of a variable interest entity that meets the definition of a business. ASU 2025-03 requires an entity to consider the factors in ASC 805-10-55-12 through 55-15 in determining which entity is the accounting acquirer when a legal acquiree is a variable interest entity and the transaction is not primarily effected by transferring cash or other assets or by incurring liabilities. ASU 2025-03 is effective for the Company for annual reporting periods beginning after December 15, 2026, including interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Company adopted ASU 2025-03 as of January 1, 2026 in connection with its evaluation of the accounting acquirer in the business combination discussed in Note 1. The adoption did not have a material impact on the Company’s balance sheets or statements of operations, but was considered in determining that the Company is the accounting acquirer for accounting purposes.
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions about future events that affect the amounts reported in the financial statements and accompanying notes. Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment. Actual results may differ from those estimates, and such differences may be material to the financial statements.
Cash
As of June 30, 2026, the Company’s cash balance consisted of balances held in checking and demand deposit accounts, which are accessible and available for general corporate use.

Research and development expenses and acquired
in-process
research & development (“IPR&D”)
Research and development costs are expensed as incurred. Research and development costs consist of expenses incurred in performing research and development activities, including, but not limited to, compensation and benefits, facilities and overhead expense, clinical trial expenses, and fees paid to contract research organizations.
Acquired IPR&D includes the initial costs and development milestones incurred related to externally developed IPR&D projects, acquired directly in a transaction other than a business combination, that do not have an alternative future use. Development milestones are milestone payment obligations that are incurred prior to regulatory approval of the product compound and are expensed when the event triggering an obligation to pay the milestone occurs.
Prepaid clinical trial costs
Prepaid clinical trial costs represent prefunded expenses that are reduced as the related services are provided to the Company.
Deferred offering costs
The Company capitalizes certain legal, accounting, underwriting, and other third-party fees that are directly related to a proposed equity offering. These costs are presented as deferred offering costs within non-current assets on the balance sheet. Upon the completion of the offering, deferred offering costs are offset against the gross proceeds received and recorded as a reduction of additional paid-in capital. If the offering is abandoned, the deferred offering costs are expensed immediately in the period the abandonment decision is made.
Earnings per share (“EPS”)
Basic EPS is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted EPS reflects the potential dilution from dilutive securities, if any.
The Company completed a stock split and nominal share issuance on April 15, 2026, as discussed in Note 6. In accordance with ASC 260, the stock split and the nominal share issuance were retroactively applied.
As of June 30, 2026, the Company has 32.5 million potentially dilutive securities related to the outstanding Series A redeemable convertible preferred stock. However, given the Company is in a net loss position, these potentially dilutive securities were excluded from the calculation of dilutive EPS as their inclusion would be anti-dilutive.
Redeemable convertible preferred stock
The Company recorded redeemable convertible preferred stock at fair value upon issuance, net of any issuance costs. The Company classified stock that was redeemable in circumstances outside of the Company’s control outside of permanent equity.
Foreign currency translation
The U.S. dollar (“USD”) is the functional and reporting currency of OHBP based on the predominance of
USD-based
operating and financing cash flows expected in the future. Foreign currency transaction gains and losses are recognized within Other expense in the statements of operations.

Related party transactions
Parties
 are considered related to OHBP if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with OHBP. Related parties also include principal owners of OHBP, its management, members of the immediate families of principal owners of OHBP, and its management and other parties with which OHBP may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.
Segment and geographic reporting
The
 Company determines and presents operating segments based on the information that is internally provided to the Company’s chief operating decision maker (“CODM”). The Company has determined that its Chief Executive Officer is its CODM in accordance with Accounting Standards Codification (“ASC”) 280,
Segment Reporting
(“ASC 280”). The Company has determined that it operates in a single business segment, which is a clinical-stage biotechnology company focused on acquiring and developing rare disease drugs that have been deprioritized by large pharmaceutical companies. The Company operates with one operating segment and uses operating loss as the measure when making decisions regarding resource allocation and performance assessment. The financial metrics used by the CODM are segment assets as reported on the balance sheets as total assets and significant segment expenses as presented in Note
9
.
Income taxes
OHBP
 complies with the accounting and reporting requirements of Topic 740, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which these differences are expected to be reversed or settled.
A valuation allowance is recorded if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. In evaluating whether a valuation allowance is needed, the Company considers all relevant evidence, including past performance, recent cumulative losses, projections of future taxable income, and the viability of tax-planning
strategies. If the Company subsequently determines that there is sufficient evidence to indicate a deferred tax asset will be realized, the associated valuation allowance is reversed. The Company maintains a full valuation allowance against its deferred tax assets due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets.
Income
 tax expense has been calculated on a separate-return method. Under the separate-return method of allocation, the separate financial statements determine current and deferred tax expense or benefit for the period as if the Company will be required to file a separate tax return. The Company filed a standalone UK tax return for the period from inception through December 31, 2025.
The
 Company recognizes positions taken or expected to be taken in a tax return in the Financial Statements when it is more likely than not that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit with greater than
50
% likelihood of being realized upon ultimate settlement. The Company recognizes any interest and penalties related to unrecognized tax benefits in income tax expense. There were no
interest or penalties related to income taxes that have been accrued or recognized as of June 30, 2026 and June 30, 2025.

Note 2. Significant accounting policies and recent accounting pronouncements
Recent accounting pronouncements
Effective January 1, 2025, the Company prospectively adopted Accounting Standards Update (“ASU”)
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
(“ASU
2023-09”),
which requires incremental disaggregation pertaining to the effective tax rate reconciliation and income taxes paid. The adoption did not have a material impact to the Company’s income tax disclosures.
ASU
2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses (“ASU
2024-03”),
requires disaggregation of specific expense categories in the notes to the financial statements and a qualitative description of the remaining expense amounts not separately disaggregated. This standard is effective for annual reporting periods beginning after December 15, 2026, and requires prospective application with the option to apply it retrospectively. The Company intends to adopt this standard for the year ending December 31, 2027. The Company is currently evaluating the potential impact of adopting this standard on its disclosures.
In May 2025, the FASB issued ASU
2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
, which amends the guidance for determining the accounting acquirer in certain transactions involving the acquisition of a variable interest entity that meets the definition of a business. ASU
2025-03
requires an entity to consider the factors in ASC
805-10-55-12
through
55-15
in determining which entity is the accounting acquirer when a legal acquiree is a variable interest entity and the transaction is not primarily effected by transferring cash or other assets or by incurring liabilities. ASU
2025-03
is effective for the Company for annual reporting periods beginning after December 15, 2026, including interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Company adopted ASU
2025-03
as of January 1, 2026 in connection with its evaluation of the accounting acquirer in the business combination discussed in Note 1. The adoption did not have a material impact on the Company’s balance sheets or statements of operations, but was considered in determining that the Company is the accounting acquirer for accounting purposes.
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions about future events that affect the amounts reported in the financial statements and accompanying notes. Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment. Actual results may differ from those estimates, and such differences may be material to the financial statements.
Research and development expenses and acquired
in-process
research & development (“IPR&D”)
Research and development costs are expensed as incurred. Research and development costs consist of expenses incurred in performing research and development activities, including, but not limited to, compensation and benefits, facilities and overhead expense, clinical trial expenses and fees paid to contract research organizations.
Acquired IPR&D includes the initial costs and development milestones incurred related to externally developed IPR&D projects, acquired directly in a transaction other than a business combination, that do not have an alternative future use. Development milestones are milestone payment obligations that are incurred prior to regulatory approval of the compound and are expensed when the event triggering an obligation to pay the milestone occurs.

Prepaid clinic trial costs
Prepaid clinical trial costs represent prefunded expenses that are reduced as the related services are provided to the Company.
Earnings per share (“EPS”)
Basic EPS is computed by dividing net loss by the number of commons shares outstanding. Diluted EPS reflects the potential dilution from dilutive securities, if any.
The Company completed a stock split and share issuance on April 15, 2026, as mentioned in Note 8. In accordance with ASC 260, the earnings per share calculations are based on the post-split shares outstanding, including the share issuance, rather than a weighted-average share calculation. All historical share and per-share information has been retroactively restated to reflect the stock split and share issuance.
Foreign currency translation
The U.S. dollar is the functional and reporting currency of OHBP based on the predominance of
USD-based
operating and financing cash flows expected in the future. Foreign currency transaction gains and losses are recognized within Other expense in the statements of operations.
Related party transactions
Parties are considered related to OHBP if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with OHBP. Related parties also include principal owners of OHBP, its management, members of the immediate families of principal owners of OHBP and its management and other parties with which OHBP may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.
Segment and geographic reporting
The Company determines and presents operating segments based on the information that is internally provided to the Company’s chief operating decision maker (“CODM”). The Company has determined that its Chief Executive Officer is its CODM in accordance with Accounting Standards Codification (“ASC”) 280,
Segment Reporting
(“ASC 280”). The Company has determined that it operates in a single business segment, which is a clinical-stage biotechnology company focused on acquiring and developing rare disease drugs that have been deprioritized by large pharmaceutical companies. The Company operates with one operating segment and uses operating loss as the measure when making decisions regarding resource allocation and performance assessment. The financial metrics used by the CODM are segment assets as reported on the balance sheets as total assets and significant segment expenses as presented in Note 7.
Income taxes
OHBP complies with the accounting and reporting requirements of Topic 740, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which these differences are expected to be reversed or settled.
A valuation allowance is recorded if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. In evaluating whether a valuation allowance is needed, the Company considers all relevant evidence, including past performance, recent cumulative losses, projections of future taxable income, and the viability of tax-planning
strategies. If the Company subsequently determines that there is sufficient evidence to indicate a deferred tax asset will be realized, the associated valuation allowance is reversed.

Income tax expense has been calculated on a separate-return method. Under the separate-return method of allocation, the separate financial statements determine current and deferred tax expense or benefit for the period as if the Company will be required to file a separate tax return. The Company filed a standalone UK tax return for the period from inception through December 31, 2025.
The Company recognizes positions taken or expected to be taken in a tax return in the Financial Statements when it is more likely than not that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit with greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes any interest and penalties related to unrecognized tax benefits in income tax expense. There were no interest or penalties related to income taxes that have been accrued or recognized as of December 31, 2025 and 2024.